OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases
SCHEDULE OF WEIGHTED AVERAGE LEASE TERM

Weighted-average remaining lease term as of December 31, 2025, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	24 months
Weighted-average discount rate	3.50%

SCHEDULE OF MATURITIES OPERATING LEASE LIABILITIES

The following table outlines maturities of operating lease liabilities as of December, 2025:

Year ending December 31	Lease for office
2026	45,758
2027	64,061
Total lease payments	109,819
Less: Imputed interest	(4,460)
Present value of lease liabilities	105,359